Convertible Note Payable to Related Party (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 01, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014	Mar. 31, 2015
Debt amount converted		$ 31,436	$ 120,000	$ 126,849	$ 315,835
Number of common shares issued upon conversion				148,669,051
Bloise International Corporation [Member]
Conversion price (in dollars per share)	$ 0.40
Debt amount converted	$ 330,349
Number of common shares issued upon conversion	825,872
Debt instrument, accrued interest				$ 5,611
10% Convertible Note Payable Due March 31, 2017 [Member] | Bloise International Corporation [Member]
Total convertible notes payable						$ 330,349
Conversion price (in dollars per share)						$ 0.40